Related Party Agreements and Other (Details) - USD ($) $ in Thousands, shares in Millions	1 Months Ended	3 Months Ended
	Jul. 31, 2015	Jun. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Jun. 12, 2017	Nov. 08, 2016	Mar. 31, 2016	Apr. 30, 2015
Related Party Transaction [Line Items]
Equity method investments			$ 27,980	$ 32,999
ImmuneOncia Therapeutics, LLC
Related Party Transaction [Line Items]
Equity method investments			$ 2,700	$ 6,800
Equity method investment ownership percentage			49.00%	49.00%			49.00%
Celularity Inc
Related Party Transaction [Line Items]
Equity method investment ownership percentage					25.00%
NantBioScience, Inc.
Related Party Transaction [Line Items]
Number of common stock shares acquired								1.0
Cost method investments								$ 10,000
Nant Cell
Related Party Transaction [Line Items]
Payments to acquire interest in joint venture	$ 40,000
Non-refundable up-front payment	10,000
Vested equity received	$ 100,000
Yuhan Corporation
Related Party Transaction [Line Items]
Gross proceeds of common stock and warrants		$ 10,000
Scilex Pharmaceuticals, Inc
Related Party Transaction [Line Items]
Business acquisition, percentage of voting interests acquired						72.00%
Itochu | Scilex Pharmaceuticals, Inc | Itochu
Related Party Transaction [Line Items]
Noncontrolling interest ownership percentage			19.30%